Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 39,172	£ 39,826	£ 38,553